PROPERTY AND EQUIPMENT - Componants of property and equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,736,648	$ 4,862,621	$ 4,596,136
Less accumulated depreciation	(4,321,412)	(4,349,661)	(3,848,199)
Property and equipment, net	$ 415,236	$ 512,960	747,937
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (years)	3 years	3 years
Property and equipment, gross	$ 4,509,487	$ 4,419,412	4,152,927
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (years)	4 years 7 months 6 days	4 years 7 months 6 days
Property and equipment, gross	$ 145,228	$ 158,732	158,732
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (years)	6 years 8 months 12 days	6 years 8 months 12 days
Property and equipment, gross		$ 189,857	189,857
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (years)	7 years 1 month 6 days	5 years 4 months 24 days
Property and equipment, gross	$ 81,933	$ 94,620	$ 94,620